Stock-Based Compensation - 2019 Employee Stock Purchase Plan (Details) - 2019 Employee Stock Purchase Plan - shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2019	Apr. 16, 2019
Stock-Based Compensation
Shares authorized (in shares)		240,000	240,000
Forecast | Maximum
Stock-Based Compensation
Annual increase (in shares)	240,000